Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Segmental analysis
Assets	£ 775,858	£ 799,491
Liabilities	731,973	755,667
Retail Banking
Segmental analysis
Assets	204,167	197,618
Liabilities	187,851	178,617
Ulster Bank RoI
Segmental analysis
Assets	25,422	26,620
Liabilities	21,872	22,993
Commercial Banking
Segmental analysis
Assets	185,757	187,413
Liabilities	183,837	174,251
Private Banking
Segmental analysis
Assets	27,686	26,206
Liabilities	34,808	32,457
RBS International
Segmental analysis
Assets	36,953	33,984
Liabilities	34,843	31,989
NatWest Markets
Segmental analysis
Assets	219,447	270,147
Liabilities	206,160	254,098
Central items and other
Segmental analysis
Assets	76,426	57,503
Liabilities	£ 62,602	£ 61,262